EQUITY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
EQUITY TRANSACTIONS
EQUITY TRANSACTIONS

21.  EQUITY TRANSACTIONS

The authorized share capital consisted of 2,000,000,000 ordinary shares at a par value of US$0.00005 per share, of which 1,599,935,000 shares were designated as Class A ordinary shares, 65,000 shares as Class A preference shares and 400,000,000 as Class B ordinary shares. On January 7, 2025, the Company approved to increase its authorized share capital to 8,800,000,000 ordinary shares at a par value of $0.00005 per share, which shall be divided into 8,399,935,000 Class A ordinary shares, 65,000 Class A preference shares and 400,000,000 Class B ordinary shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. The voting power of each Class A preference share is equal to that of 10,000 Class A ordinary shares. The Class A preference shares cannot be converted into Class A ordinary shares, Class B ordinary shares, or ADRs and are not entitled to receive dividends.

21.  EQUITY TRANSACTIONS (continued)

In 2022, 2023 and 2024, 22,029,560, 47,419,000 and 40,318,000 restricted shares were vested and exercised without exercise price, respectively.

On May 31, 2022, 16,038,930 Class A ordinary shares were issued for the asset acquisition. See Note 5 for detailed discussion.

On June 27, 2022, the Company completed a private placement, in which it has offered (1) 1,120,000 ADSs (given the effect of the ADS Ratio Change), (2) certain pre-funded warrants to purchase 480,000 ADSs (given the effect of the ADS Ratio Change) (the “Pre-Funded Warrants”) in lieu of the ADSs being offered, and (3) certain warrants including (i) Series A warrants to purchase up to 1,600,000 ADSs (the “Series A Warrants”) (given the effect of the ADS Ratio Change) and (ii) Series B warrants to purchase up to 1,600,000 ADSs (the “Series B Warrants”) (the Series A Warrants and Series B Warrants are collectively referred as the “Warrants”) (given the effect of the ADS Ratio Change), to certain institutional investors. The Warrants are offered together with the ADSs or the Pre-Funded Warrants. The combined purchase price of each ADS and the accompanying Warrants is US$10.00 (given the effect of the ADS Ratio Change). The combined purchase price of each Pre-Funded Warrant and the accompanying Warrants is US$9.90. Each Pre-Funded Warrant is exercisable for one ADS at an exercise price of US$0.10 (given the effect of the ADS Ratio Change). The Pre-Funded Warrants have been exercised in full in August 2022. Each Series A Warrants and Series B warrants is exercisable for one ADS at an exercise price of US$11.00 (given the effect of the ADS Ratio Change) and US$10.00 (given the effect of the ADS Ratio Change), respectively.

On August 19, 2022, the Company completed a private placement, in which it has offered (1) 1,556,667 ADSs (given the effect of the ADS Ratio Change), (2) certain warrants including (i) Series A warrants to purchase up to 1,556,667 ADSs (the “Series A Warrants”) (given the effect of the ADS Ratio Change) and (ii) Series B warrants to purchase up to 1,556,667 ADSs (the “Series B Warrants”) (the Series A Warrants and Series B Warrants are collectively referred as the “Warrants”) (given the effect of the ADS Ratio Change), to certain institutional investors. The combined purchase price of each Warrants is US$6.00 (given the effect of the ADS Ratio Change). Each Series A Warrants and Series B warrants is exercisable for one ADS at an exercise price of US$6.60 (given the effect of the ADS Ratio Change) and US$6.00 (given the effect of the ADS Ratio Change), respectively.

Effective on December 23, 2022, the ratio of the ADS to its ordinary shares changed from 1 ADS representing 10 Class A ordinary shares to 1 ADS representing 100 Class A ordinary shares (“ADS Ratio Change”). The ADS Ratio Change affected all ADS holders uniformly and did not reduce any ADS holder’s percentage ownership interest. Proportionate voting rights and other rights and preferences of the ADS holders were not reduced by the ADS Ratio Change. All ADS and per ADS data have been retrospectively adjusted to give effect to the ADS Ratio Change.

On January 5, 2024, in connection with the private placement completed in August 2022, part of Series B warrants were exercised into 5,000 ADSs, or 500,000 Class A ordinary shares, at $6 per ADS.

On March 27, 2024, pursuant to the agreement the Company entered into in April 2022 in relation to the acquisition of Bee Computing, the Group issued 2,291,280 Class A ordinary shares as incentive shares to an employee, who is also a former employee of Bee Computing, when the Company has successfully completed the development of Litecoin ASIC mining machine that met the specific target.

On November 6, 2024, the Group entered into an At-The-Market offering agreement and sell from time to time an aggregate offering price of up to approximately US$9,600 of its ADSs, each representing 100 Class A ordinary shares, par value US$0.00005 per share. As of December 31, 2024, 720,266 ADSs, or 72,026,600 Class A ordinary shares, were sold and issued at the market price.

On December 9, 2024, the Group issued 369,031,800 Class A ordinary shares in connection with the asset acquisition. See Note 5 for more details.

As of December 31, 2024, 1,595,399,890 and 99 Class A and Class B ordinary shares were issued and outstanding, respectively.